Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital and premium	Other capital reserves	Accumulated losses Retained earnings	Fair value through OCI	Actuarial (losses) gains	Foreign currency translation reserve	Total	Non-controlling interests
Equity at Dec. 31, 2017	$ 2,704	$ 7,134	$ 124	$ (3,349)	$ 33	$ (16)	$ (1,263)	$ 2,663	$ 41
Profit (loss) for the period	43			33				33	10
Other comprehensive income (loss)	(77)				25		(102)	(77)
Total comprehensive income (loss)	(34)			33	25		(102)	(44)	10
Shares issued	23	23						23
Share-based payment for share awards net of exercised	(13)		(13)					(13)
Dividends paid	(24)			(24)				(24)
Dividends of subsidiaries	(15)							0	(15)
Transfer of gain on disposal of equity investments	0			13	(13)			0
Translation	0		(7)	6	1			0
Equity at Jun. 30, 2018	2,641	7,157	104	(3,321)	46	(16)	(1,365)	2,605	36
Equity at Dec. 31, 2017	2,704	7,134	124	(3,349)	33	(16)	(1,263)	2,663	41
Profit (loss) for the period	150
Other comprehensive income (loss)	(141)
Total comprehensive income (loss)	9
Shares issued	37
Equity at Dec. 31, 2018	2,694	7,171	96	(3,227)	37	(12)	(1,413)	2,652	42
Profit (loss) for the period	116			114				114	2
Other comprehensive income (loss)	4				(5)		9	4
Total comprehensive income (loss)	120			114	(5)		9	118	2
Shares issued	21	21						21
Share-based payment for share awards net of exercised	(12)		(12)					(12)
Dividends paid	(27)			(27)				(27)
Dividends of subsidiaries	(16)							0	(16)
Transactions with non-controlling interests	0		(4)					(4)	4
Translation	0		2	(2)				0
Equity at Jun. 30, 2019	$ 2,780	$ 7,192	$ 82	$ (3,142)	$ 32	$ (12)	$ (1,404)	$ 2,748	$ 32